REVENUE - Disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total revenue	[1]	$ 4,399	$ 4,004	$ 3,698
Revenue from rendering of services		4,335	3,979	3,679
Revenue from sale of goods		64	25	19
Operating segments | Pakistan
Disclosure of operating segments [line items]
Total revenue		1,624	1,382	1,119
Operating segments | Ukraine
Disclosure of operating segments [line items]
Total revenue		1,164	925	919
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Total revenue		816	854	774
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Total revenue		460	520	570
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Total revenue		308	273	268
HQ, eliminations and Others
Disclosure of operating segments [line items]
Total revenue		27	50	48
Telecommunication and infrastructure
Disclosure of operating segments [line items]
Total revenue		3,637	3,538	3,414
Telecommunication and infrastructure | Operating segments | Pakistan
Disclosure of operating segments [line items]
Total revenue		1,158	1,044	930
Telecommunication and infrastructure | Operating segments | Ukraine
Disclosure of operating segments [line items]
Total revenue		1,040	903	908
Telecommunication and infrastructure | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Total revenue		708	762	704
Telecommunication and infrastructure | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Total revenue		435	517	568
Telecommunication and infrastructure | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Total revenue		272	262	257
Telecommunication and infrastructure | HQ, eliminations and Others
Disclosure of operating segments [line items]
Total revenue		24	50	47
Digital financial services
Disclosure of operating segments [line items]
Total revenue		425	315	185
Digital financial services | Pakistan
Disclosure of operating segments [line items]
Interest income on loans and advances to customers		251	169	102
Digital financial services | Operating segments | Pakistan
Disclosure of operating segments [line items]
Total revenue		377	277	156
Digital financial services | Operating segments | Ukraine
Disclosure of operating segments [line items]
Total revenue		0	0	0
Digital financial services | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Total revenue		34	36	27
Digital financial services | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Total revenue		0	0	0
Digital financial services | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Total revenue		14	2	2
Digital financial services | HQ, eliminations and Others
Disclosure of operating segments [line items]
Total revenue		0	0	0
Other digital
Disclosure of operating segments [line items]
Total revenue		337	151	99
Other digital | Operating segments | Pakistan
Disclosure of operating segments [line items]
Total revenue		89	61	33
Other digital | Operating segments | Ukraine
Disclosure of operating segments [line items]
Total revenue		124	22	11
Other digital | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Total revenue		74	56	43
Other digital | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Total revenue		25	3	2
Other digital | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Total revenue		22	9	9
Other digital | HQ, eliminations and Others
Disclosure of operating segments [line items]
Total revenue		$ 3	$ 0	$ 1

[1]	Certain prior period comparatives have been represented to conform with the current year presentation.